Derivative Financial Instruments - Summary of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Assets And Liability	$ (107.7)	$ (86.4)
Current	17.5	5.4
Non-current	0.0	5.7
Current	(85.7)	(57.4)
Non-current	(39.5)	(40.1)
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Assets And Liability	8.9	2.4
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Assets And Liability		0.1
Non Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Assets And Liability	$ (116.6)	(88.9)
Other derivatives [member] | Equity price risk [member] | Settlement 2023 [member] | Ticker Embr [Member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2023 years
Derivative Financial Instrument Assets And Liability		(1.6)
Notional amount	$ 92,769.0
Other derivatives [member] | Equity price risk [member] | Settlement 2023 [member] | Embraer [member] | Ticker Embr [Member]
Disclosure of detailed information about financial instruments [line items]
Description of financial instruments designated as hedging instruments	Equity swap
Other Derivatives Two [Member] | Equity price risk [member] | Settlement 2024 [member] | Ticker Embr [Member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2024 years
Derivative Financial Instrument Assets And Liability	$ 8.5
Notional amount	$ 362,878.0
Other Derivatives Two [Member] | Equity price risk [member] | Settlement 2024 [member] | Embraer [member] | Ticker Embr [Member]
Disclosure of detailed information about financial instruments [line items]
Description of financial instruments designated as hedging instruments	Equity swap
Real expenses [member] | Currency swap contract [member] | Currency risk [member] | Settlement 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2023 years
Derivative Financial Instrument Assets And Liability		2.4
Description of financial instruments designated as hedging instruments	Zero-cost collar derivative financial instruments, with purchase of put options at the exercise price of R$ 5.20 and sale of call options at the weighted average exercise price of R$ 6.12
Notional amount	$ 1,471,012.0
Real expenses [member] | Currency swap contract [member] | Currency risk [member] | Settlement 2024 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2024 years
Derivative Financial Instrument Assets And Liability	$ 8.9
Description of financial instruments designated as hedging instruments	Zero-cost collar derivative financial instruments, with purchase of put options at the exercise price of R$ 5.00 and sale of call options at the weighted average exercise price of R$ 5.55
Notional amount	$ 1,325,000.0
Export financing [member] | Interest rate risk [member] | Settlement 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2023 years
Derivative Financial Instrument Assets And Liability		8.4
Description of financial instruments designated as hedging instruments	Interest swap to exchange floating interest debt in US dollars for a fixed interest rate.
Notional amount	$ 521,770.0
Export financing [member] | Exchange and currency risk rate [member] | Settlement 2024 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2024 years
Derivative Financial Instrument Assets And Liability	$ (0.1)	(0.2)
Description of financial instruments designated as hedging instruments	Non-Deliverable forwards to exchanges euro currency debt to US dollars currency.
Notional amount	$ 48,413.0
Project development expense [member] | Interest swap [member] | Interest rate risk [member] | Settlement 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2023 years
Derivative Financial Instrument Assets And Liability		0.1
Description of financial instruments designated as hedging instruments	Interest swap to exchange fixed interest rate debt in Brazilian Reais for a floating rate CDI.
Notional amount	$ 33,136.0
Private Warrants [Member] | Equity price risk [member] | Settlement 2027 [member] | Ticker Evex [Member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2027 years
Derivative Financial Instrument Assets And Liability	$ (14.0)	(3.6)
Description of financial instruments designated as hedging instruments	Private warrants
Notional amount	$ 68,989.0
Public Warrants [Member] | Equity price risk [member] | Settlement 2027 [member] | EVEX [member]
Disclosure of detailed information about financial instruments [line items]
Description of financial instruments designated as hedging instruments	Public warrants
Public Warrants [Member] | Equity price risk [member] | Settlement 2027 [member] | Ticker Evex [Member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2027 years
Derivative Financial Instrument Assets And Liability	$ (11.3)	(2.9)
Notional amount	$ 55,674.0
Strategic Warrants [member] | Equity price risk [member] | Settlement 2027 [member] | EVEX [member]
Disclosure of detailed information about financial instruments [line items]
Description of financial instruments designated as hedging instruments	Strategic warrants
Strategic Warrants [member] | Equity price risk [member] | Settlement 2027 [member] | Ticker Evex [Member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2027 years
Derivative Financial Instrument Assets And Liability	$ (99.7)	$ (89.0)
Notional amount	$ 185,047.0